As filed with the Securities and Exchange Commission on June 30, 1997

                            File No. 2-84920

                    SECURITIES AND EXCHANGE COMMISSION

                         WASHINGTON, D.C. 20549

                               FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      POST-EFFECTIVE AMENDMENT NO. 31

                   (Check Appropriate Box or Boxes) /X/

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                          AMENDMENT NO. 32 /X/

                            SBSF FUNDS, INC.

          (Exact Name of Registrant as Specified in Charter)
                         45 Rockefeller Plaza
                       New York, New York 10111
          (Address of Principal Executive Offices)(Zip Code)

     Registrant's Telephone Number, including Area Code: (212) 903-1255

                            Leigh A. Wilson
                          c/o Karen F. Haber
                      KeyCorp Mutual Funds Group
                    127 Public Square, 13th Floor
                         Cleveland, OH 44114
                (Name and Address of Agent for Service)

                              COPIES TO:

Scott A. Englehart                                  Robert M. Kurucza, Esq.
BISYS Fund Services                                 Marco E. Adelfio, Esq.
3435 Stelzer Road                                   Morrison & Foerster LLP
Suite 1000                                          2000 Pennsylvania Ave, NW
Columbus, OH 43219                                  Washington, DC 20006


It is proposed that this filing will become effective (check appropriate box)

/X/  immediately upon filing pursuant to          / /  on (date) pursuant to
     Rule 485(b), or,                                     Rule 485(b), or

/ /  60 days after filing pursuant to             / /  on (date) pursuant to
     Rule 485(a)(1), or                                   Rule 485(a)(1), or

/ /  75 days after filing pursuant to             / /  on (date) pursuant to
     Rule 485(a)(2), or                                   paragraph (a)(2) of
                                                          Rule 485

If appropriate, check the following box:

     / /     this post-effective amendment designates a new effective
              date for a  previously filed post-effective amendment.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of the Registrant's Common Stock, par value $.01 per share, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed the notice required by Rule 24f-2 on January 28, 1997 for its fiscal year ended November 30, 1996.

                           CROSS REFERENCE SHEET
                         (AS REQUIRED BY RULE 495)

N-1A ITEM NO.                                                        LOCATION

Prospectus: KeyChoice Growth Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund

PART A

Item 1.   Cover Page                          Cover Page
Item 2.   Synopsis                            Fund Expenses
Item 3.   Condensed Financial Information     Not Applicable
Item 4.   General Description of Registrant   Description of Common Stock;
                                              Investment Objectives and
                                              Policies; Descriptions of
                                              Underlying Portfolios
Item 5.   Management of the Fund              Management of the Fund;
                                              Expenses, Distribution Plan
                                              and Shareholder Servicing Plan
Item 5A.  Management's Discussion of Fund
          Performance                         Semi-Annual Report
Item 6.   Capital Stock and Other Securities  Description of Common Stock;
                                              Shareholder Reports;
                                              Dividends and Distributions;
                                                and Federal Income Taxes
Item 7.   Purchase of Securities Being
          Offered                             Expenses, Distribution Plan
                                              and Shareholder Servicing
                                              Plan; Determination of Net
                                              Asset Value; Purchasing
                                              Shares; Investing for
                                              Retirement; The Systematic
                                              Investment Plan; The
                                              Systematic Withdrawal Plan;
                                              Exchange Privilege;
                                              Performance
Item 8.   Redemption or Repurchase            Redeeming Shares
Item 9.   Pending Legal Proceedings           Not Applicable

Statement of Additional Information:  KeyChoice Growth Fund, KeyChoice
Moderate Growth Fund and KeyChoice Income and Growth Fund

PART B

Item 10.  Cover Page                          Cover Page
Item 11.  Table of Contents                   Table of Contents
Item 12.  General Information and History     Additional Information
Item 13.  Investment Objectives and Policies  Investment Objectives and
                                              Policies; Investment
                                              Restrictions of the Funds;
                                              Portfolio Turnover;
                                              Appendix
Item 14.  Management of the Fund              Management of the Funds;
                                              Management of the Proprietary
                                              Portfolios
Item 15.  Control Persons and Principal
          Holders of Securities               Security Holders





Item 16.  Investment Advisory and Other
          Services                            The Investment Adviser of the
                                              Funds;
                                              Administrator of the Funds;
                                              Investment Adviser of the
                                              Proprietary Portfolios
                                              Expenses, Distributor
                                              and Distribution Plan;
                                              Shareholder Servicing Plan;
                                              Custodian, Transfer Agent,
                                              and Dividend Disbursing
                                              Agent; Independent Accountants
                                              and Reports; Counsel
Item 17.  Brokerage Allocation and Other
          Practices                           Portfolio Transactions and
                                              Brokerage
Item 18.  Capital Stock and Other Securities  Other Information
Item 19.  Purchase, Redemption and Pricing
          of Securities Being Offered         Purchase, Redemption
                                              and Pricing;
                                              Financial Statements
Item 20.  Tax Status                          Federal Income Taxes
Item 21.  Underwriters                        Expenses, Distributor and
                                              Distribution Plan
Item 22.  Calculation of Performance Data     Performance Information
Item 23.  Financial Statements                Financial Statements;
                                              Independent Accountants and
                                              Reports
PART C:  All Funds

Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.




EXPLANATORY NOTE

This Post-Effective Amendment No. 31 to the Registration Statement
(the "Amendment") of SBSF Funds, Inc. (d/b/a Key Mutual Funds) (the "Company") is being filed to satisfy an undertaking to file unaudited financial statements for KeyChoice Growth Fund, KeyChoice Moderate
Growth Fund and KeyChoice Income and Growth Fund (collectively, the "KeyChoice Funds") within four to six months of the KeyChoice Funds' commencement of operations. This amendment does not affect the Registration Statement for the Company's Key Stock Index Fund, Key International
Index Fund, SBSF Fund, SBSF Convertible Securities Fund, SBSF Capital
Growth Fund or Key Money Market Mutual Fund.




PROSPECTUS SUPPLEMENT

Dear Shareholder:

The KeyFunds are pleased to release the financial highlights for the KeyChoice Funds for the period from commencement of operations through May 31, 1997. In May, 1997 additional non-proprietary mutual funds were added to the investments of each KeyChoice Fund's portfolio. The information below is important and should be kept with a copy of your prospectus.

KeyFunds(R)
KeyChoice Income and Growth Fund
KeyChoice Moderate Growth Fund
KeyChoice Growth Fund

Supplement Dated June 30, 1997
to the Prospectus Dated December 16, 1996

The Prospectus of the KeyChoice Funds is supplemented as follows:

1. By deleting the tables on pages 1 through 3 and replacing them with the following:

    Expenses are one of several factors to consider when investing in the Funds. The following table summarizes shareholder transaction expenses and estimated Fund operating expenses for the Funds.

                                                  KeyChoice       KeyChoice        KeyChoice
                                                  Growth          Moderate         Income and
                                                  Fund            Growth Fund      Growth Fund


Shareholder Transaction Expenses<F1>:

  Maximum Sales Load Imposed on Purchases         None            None             None

  Maximum Sales Load Imposed on
    Reinvested Dividends                          None            None             None

  Deferred Sales Load                             None            None             None

  Redemption Fees                                 None            None             None

  Exchange Fees                                   None            None             None

Annual Fund Operating Expenses After
  Expense Waivers and Reimbursements (as a percentage of average daily net assets):

    Management Fee                                .20%            .20%             .20%

    Other Expenses<F2>                            .10%            .10%             .10%

Total Fund Operating Expenses<F3>                 .30%            .30%             .30%




<F1> Investors may be charged a fee if orders are placed through a broker or agent, including affiliated banks and non-bank affiliates of KeyCorp (see "Purchasing Shares").

<F2> "Other Expenses" includes administration fees and shareholder servicing fees and estimates of such expenses as custodial and transfer agency fees, audit, legal and other business expenses for the current fiscal year. Absent voluntary fee waivers and expense reimbursements, "Other Expenses" would have been 22.56% for the KeyChoice Growth Fund, 2.79% for the KeyChoice Moderate Growth Fund, and 29.04% for the KeyChoice Income and Growth Fund for the Funds' initial five months of operations. Absent voluntary waivers, the maximum shareholder servicing fee payable by each Fund is .25% of a Fund's average daily net assets.

<F3> Absent the fee waivers and/or expense reimbursements described in
     Note 2 above, "Total Fund Operating Expenses" would have been 22.66% for the KeyChoice Growth Fund, 2.89% for the KeyChoice Moderate Growth Fund, and 29.14% for the KeyChoice Income and Growth Fund, not inclusive of indirect expenses associated with investments in Underlying Portfolios (see pages 2 and 3) for the Funds' intital five months of operations. There can be no assurance that the foregoing voluntary fee waivers and/or expense reimbursements will continue.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly ("Shareholder Transaction Expenses") or indirectly ("Annual Fund Operating Expenses"). For a more complete description of the Funds' operating expenses, see "Expenses, Distribution Plan and Shareholder Servicing Plan." From time to time, fees may be waived or expenses reimbursed by one or more Funds.

FUND EXPENSES (Cont.)

    Shareholders in the Funds will indirectly bear the expenses of the Underlying Portfolios in which the Funds invest. The following table provides the total expense ratios after fee waivers and expense reimbursements for the Proprietary Portfolios of KeyFunds and VP as described in their current prospectuses, as well as the percentage range of each Fund's total investments that could be invested in each Proprietary Portfolio. Absent such fee waivers and expense reimbursements, which may be discontinued at any time, the expense ratios of the Underlying Portfolios would be higher. In addition, the table provides the annual operating expenses of the Other Portfolios as described in each of the Other
Portfolio's current prospectus. The expense ratios of the Other Portfolios may change. In addition, the Adviser has the discretion to substitute different Other Portfolios at any time.









                                                                              Percentage of      Percentage
                                                           Percentage of      Moderate           of Income
                                    Expense Ratios         Growth             Growth             and Growth
                                    (after Waivers         Fund's             Fund's             Fund's
                                    and                    Total              Total              Total
Proprietary Portfolio               Reimbursements)        Investments        Investments        Investments


KeyFunds:

SBSF Fund                           1.27%                  0%-30%             0%-25%             0%-20%

SBSF Capital Growth Fund            1.42%                  0%-20%             0%-15%             0%-10%

SBSF Convertible Securities Fund    1.31%                  0%-30%             0%-30%             0%-30%

Victory Portfolios:

Value Fund                          1.40%                  0%-45%             0%-35%             0%-25%

Diversified Stock Fund<F1>           1.05%                  0%-50%             0%-40%              0%-30%

Growth Fund                         1.40%                  0%-25%             0%-20%             0%-15%

Special Value Fund<F1>              1.40%                  0%-30%             0%-25%             0%-20%

Special Growth Fund                 1.53%                  0%-20%             0%-15%             0%-10%

International Growth Fund<F1>       1.75%                  0%-30%             0%-25%             0%-20%

Government Mortgage Fund             .90%                  0%-20%             0%-25%             0%-30%

Investment Quality Bond Fund        1.00%                  0%-30%             0%-40%             0%-50%

Fund for Income                     1.00%                  0%-15%             0%-25%             0%-35%

Intermediate Income Fund             .95%                  0%-15%             0%-25%             0%-35%

Limited Term Income Fund             .86%                  0%-10%             0%-10%             0%-10%

Financial Reserves Fund<F2>          .67%                  0%-15%             0%-15%             0%-15%

Other Portfolio

PBHG Growth Fund                    1.25%                  0%-20%             0%-20%             0%-20%

Neuberger&Berman Genesis Fund       1.28%                  0%-20%             0%-20%             0%-20%

Loomis Sayles Bond Fund
  (Institutional Shares)             .75%                  0%-20%             0%-20%             0%-20%

Average Weighted Expense Ratios:                            1.12%              1.07%              1.03%


<F1> Denotes Class A shares only.

<F2> Total investments in the Money Market Funds may temporarily exceed the
     15% maximum due to daily investment of cash flows that are expected to be used for next day settlement of variable fund purchases by each of the Funds.


    The average weighted expense ratios for the Funds' investments in the Underlying Portfolios are based on a hypothetical portfolio mix that reflects expected investments under current market conditions. These figures are approximations of the Funds' indirect expense ratios associated with its investments in the Underlying Portfolios. The percentage of the Funds' investments in each of the Underlying Portfolios will vary within the ranges shown above and investments in Other Portfolios will total 15%-20% of each Fund's total investments.

    Using the average weighted annual expense ratio for each Fund, the following example demonstrates the projected dollar amount of total cumulative expenses, including both the Fund level direct expense (Total Fund Operating Expense of .30% for each of the Funds) and the Underlying Portfolio level indirect expenses that would be incurred over various periods with respect to each of the Funds. Estimated expense ratios after waivers would be 1.42% for the Growth Fund, 1.37% for the Moderate Growth Fund, and 1.33% for the Income and Growth Fund.





                                                         KeyChoice        KeyChoice             KeyChoice
                                                         Growth           Moderate Growth       Income and Growth
                                                         Fund             Fund                  Fund


Example

You would pay the following expenses on
  a $1,000 investment, assuming (1) a 5%
  annual return and (2) full redemption at the end of each time period:

    1 Year                                               $14              $14                   $14

    3 Years                                              $45              $43                   $42




    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. MOREOVER, WHILE THE TABLE ASSUMES A 5% ANNUAL RETURN, A FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%. YOU WOULD PAY THE SAME AMOUNT OF EXPENSE ON THE SAME INVESTMENT ASSUMING NO REDEMPTION AT THE END OF EACH TIME PERIOD.

2.  By inserting the information below after "Fund Expenses".

FINANCIAL INFORMATION SUMMARY

    Financial Highlights (for a share outstanding throughout each period.) The following information has been not been audited. This information should be read in conjunction with the KeyChoice Funds' semi-annual report to shareholders. If you would like a copy of the semi-annual report, write or call us at 800-KEY-FUND(R).







                                                                         KeyChoice               KeyChoice
                                                   KeyChoice             Moderate                Income &
                                                   Growth Fund<F2>       Growth Fund<F2>         Growth Fund<F2>

                                                   Period                Period                  Period
                                                   Ended May 31,         Ended May 31,           Ended May 31,
                                                   1997                  1997                    1997
                                                   (Unaudited)           (Unaudited)             (Unaudited)



Net Asset Value, Beginning of Period               $ 10.00               $ 10.00                 $ 10.00

Investment Activities

  Net investment income                               0.05                  0.09                    0.14

  Net realized and unrealized gains
    from investment transactions                      0.69                  0.48                    0.29

    Total from Investment Activities                  0.74                  0.57                    0.43

Distributions

  Net investment income                              (0.04)                (0.04)                  (0.09)

Net Asset Value, End of Period                     $ 10.70               $ 10.53                 $ 10.34

Total Return                                          7.40%<F3>             5.75%<F3>               4.33%<F3>

Ratios/Supplemental Data:

Net Assets, End of Period (000)                    $   432               $ 3,208                 $   391

Ratio of expenses to average net assets               0.20%<F4>             0.20%<F4>               0.20%<F4>

Ratio of net investment income
  to average net assets                               1.05%<F4>             2.81%<F4>               3.58%<F3>

Ratio of expenses to average
  net assets<F1>                                     36.04%<F4>             4.71%<F4>              31.17%<F4>

Ratio of net investment income
  to average net assets<F1>                         -34.79%<F4>            -1.71%<F4>             -27.40%<F4>

Portfolio Turnover                                   63.27%                64.13%                  44.96%

Average Commission Rate per share                     0.00%                 0.00%                   0.00%



<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions
     had not occurred, the ratios would have been as indicated.

<F2> For the period December 31, 1996 (commencement of operations) through May 31, 1997.

<F3> Not annualized.

<F4> Annualized.




3. By replacing the table on page 6 with the following table under "Investment Objectives and Policies":

The following table shows how the investments of the Growth Fund, the Moderate Growth Fund, and the Income and Growth Fund may be divided among various types of Underlying Portfolios:


                                                Percentage of     Percentage of
                              Percentage of     Moderate          Income and
                              Growth Fund's     Growth Fund's     Growth Fund's
                              Total             Total             Total            Underlying Portfolios
Investment Category           Investments       Investments       Investments      Qualifying for Purchase


Equity Funds                  70-90%            50-70%            30-50%           Proprietary Portfolios
                                                                                   SBSF Fund
                                                                                   SBSF Capital Growth Fund
                                                                                   Value Fund
                                                                                   Diversified Stock Fund
                                                                                   Growth Fund
                                                                                   Special Value Fund
                                                                                   Special Growth Fund
                                                                                   International Growth Fund

                                                                                   <F1>Other Portfolios
                                                                                   PBHG Growth Fund
                                                                                   Neuberger & Berman
                                                                                     Genesis Fund

Bond/Fixed Income Funds       10-30%            30-50%            50-70%           Proprietary Portfolios
                                                                                   SBSF Convertible
                                                                                     Securities Fund
                                                                                   Government Mortgage Fund
                                                                                   Investment Quality Bond Fund
                                                                                   Fund for Income
                                                                                   Intermediate Income Fund
                                                                                   Limited Term Income Fund

                                                                                   <F1>Other Portfolios
                                                                                   Loomis Sayles Bond Fund

Money Market Fund<F2>          0-15%             0-15%             0-15%           Proprietary Portfolio
                                                                                   Financial Reserves Fund


<F1> Total investments in Other Portfolios is expected to range between 15%
     and 20% of total investments  of each of the Funds.

<F2> Total investments in Money Market Fund may temporarily exceed the 15%
     maximum due to daily investment of cash flows that are expected to be used for next day settlement of variable fund purchases by each of the Funds.





4. By changing the heading "Descriptions of Proprietary Portfolios" to "Descriptions of Underlying Portfolios" and replacing the table on page 10, but retaining Footnote 1 to the table.

Performance of Proprietary Portfolios

The following table summarizes the average annual total return (after the deduction of fund operating expenses but before the deduction of any applicable sales loads) for the following Proprietary Portfolios for the periods ended May 31, 1997:


                                           Date of
                                           Commencement      Since
Proprietary Portfolios<F1>                 of Operations     Inception      One Year     Five Years     Ten Years


KeyFunds:

SBSF Fund                                  10/17/83          13.38%         14.51%       15.74%         12.53%

SBSF Capital Growth Fund                    11/1/93           6.38%         -8.59%         n/a            n/a

SBSF Convertible Securities Fund            4/14/88          12.24%         16.56%       13.24%           n/a

Victory Portfolios:

Value Fund                                  12/3/93          19.30%         25.14%         n/a            n/a

Diversified Stock Fund-Class A              10/20/89          15.85%         25.32%       18.92%           n/a

Growth Fund                                 12/3/93          20.03%         30.67%         n/a            n/a

Special Value Fund-Class A                  12/3/93          17.31%         22.51%         n/a            n/a

Special Growth Fund                         1/11/94          10.75%         -5.40%         n/a            n/a

International Growth Fund-Class A           5/18/90           6.88%          7.32%        9.20%           n/a

Intermediate Income Fund                   12/10/93           4.41%          6.40%         n/a            n/a

Investment Quality Bond Fund               12/10/93           4.78%          7.19%         n/a            n/a

Fund for Income                              5/8/87           8.26%          7.77%        5.97%           n/a

Government Mortgage Fund                    5/18/90           8.09%          8.00%        6.58%           n/a

Limited Term Income Fund                   10/20/89           6.34%          5.68%        5.05%           n/a







5.  By inserting the following under "Descriptions of Underlying
Portfolios," starting on page 11.

"Description of  Other Portfolios

The PBHG Growth Fund. The PBHG Growth Fund seeks capital appreciation. The portfolio will seek to achieve its objective by investing primarily in common stocks and convertible securities of small to mid-size companies believed to have an outlook for strong earnings growth and the potential for significant capital appreciation.

The Neuberger&Berman Genesis Fund. The investment objective of the Neuberger&Berman Genesis Fund is to seek capital appreciation. The Neuberger&Berman Genesis Fund pursues this objective by investing primarily in common stocks of companies with small market capitalizations. The Neuberger&Berman Genesis Fund regards companies with market capitalization of up to $1.5 billion at the time of investment as small-cap companies.

The Loomis Sayles Bond Fund. The Loomis Sayles Bond Fund's investment objective is high total investment return through a combination of current income and capital appreciation. The Loomis Sayles Bond Fund seeks to achieve its objective by normally investing substantially all of its assets in fixed income securities, although up to 20% of its assets may be invested in preferred stocks. At least 65% of the Loomis Sayles Bond Fund's total assets will normally be invested in bonds."

6. By replacing the information under "Determination of Net Asset Value" on page 16 with the following:

"Determination of Net Asset Value:

    The net asset value ("NAV") of the shares of the Funds are determined and their shares are priced each "Business Day". A "Business Day" is a day on which the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed in observance of the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

    In general, a Fund's net asset value per share is determined after the close of regular trading of the NYSE, which is normally at 4:00 p.m. Eastern time. Each Fund calculates its NAV by dividing the total value of all investments in Underlying Portfolios and securities, and other assets, less liabilities, by the total number of shares outstanding. The value of an investment in an Underlying Portfolio is based upon the NAV determined by the Underlying Portfolio."

7. By inserting under the heading "Description of Common Stock" on page 24 the following sentences:

  "As of June 1, 1997, SNBOC and Company owned a controlling interest
(as that term is used under the 1940 Act) in the KeyChoice Growth Fund, KeyChoice Moderate Growth Fund, and KeyChoice Income and Growth Fund. As of June 1, 1997, BISYS Fund Services owned a controlling interest in KeyChoice Income and Growth Fund."

8. By deleting the reference to Price Waterhouse LLP under "Independent Accountants" on the back page and replacing it with the following:

"Coopers & Lybrand LLP, 100 East Broad Street, Suite 2100, Columbus, Ohio
43215"





The Prospectus for KeyChoice Growth Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund, dated December 16, 1996, as filed with the Securities and Exchange Commission in Post-Effective Amendment No. 28 (SEC File No. 2-84920) on December 16, 1996, is incorporated by reference herein.






                              Key Mutual Funds

                            KeyChoice Growth Fund
                       KeyChoice Moderate Growth Fund
                      KeyChoice Income and Growth Fund

                       Supplement dated June 30, 1997
     to the Statement of Additional Information Dated December 16, 1997


The Statement of Additional Information of the KeyChoice Funds is supplemented as follows:

1. By deleting the table on page 21-22 and replacing it with the following:


SECURITY HOLDERS

The name, address and percentage of ownership of each person who is known by the Registrant to have owned of record or beneficially five percent or more of any of the KeyFunds' shares as of June 1, 1997 is:




                             SHARES OWNED (PERCENT OF SHARES HELD OF RECORD OR BENEFICIALLY)

                                           KEY        KEY
                                  KEY      CHOICE     CHOICE                               SBSF
                                  CHOICE   MODERATE   INCOME &              SBSF CAPITAL   CONVERTIBLE               KEY MONEY
                                  GROWTH   GROWTH     GROWTH                GROWTH         SECURITIES   KEY STOCK    MARKET
NAME AND ADDRESS                  FUND     FUND       FUND      SBSF FUND   FUND           FUND         INDEX FUND   MUTUAL
FUND

SNBOC and Company
Attn.: Jim Osborne OH01490330     74.65%   96.65%     73.26%                                            95.39%
4900 Tiedeman Rd.
Cleveland, OH  44144-2338
     -Record Owner

BISYS Fund Services
Attn.: Fund Admin. & Reg. Svcs    24.83%              26.69%
3435 Stelzer Rd.
Columbus, OH  43219-6004
     -Record Owner

MAC & Co A/C 506-317
Mellon Bank NA                                                   7.31%                      6.73%
P.O. Box 320
Pittsburgh, PA  15230-0320
     -Record Owner

Key Trust
Attn.: Jim Osborne OH01490330                                               68.47%
P.O. Box 93971
4900 Tiedeman Rd.
Brooklyn, OH  44144-2338
     -Record Owner

Charles Schwab & Co.
Special Custody Acct. #2                                                                   23.11%
FBO Customers
Attn.: Mutual Funds Dept.
101 Montgomery St.
San Francisco, CA  94104-4175
     -Record Owner

Donaldson Lufkin & Jenrette Secs
for the Exclusive Benefit of our                                                            9.90%
Mutual Funds Dept.
P.O. Box 2052
Jersey City, NJ  07303-2052
     -Record Owner

Summit County Treasurer
Attn.: John Donofrio                                                                                                 47.28%
175 South Main St.
Akron, OH  44308-1353
     -Beneficial Owner

Sigourney Weaver
c/o Joel Faden & Co. Inc.                                                                                             5.70%
1775 Broadway Ste 708
New York, NY  10019-1903
     -Record Owner

City of Massillon
Attn.: Sandy Aergerter                                                                                                5.38%
1 James Duncan Plaza
Massillon, OH  44646-6672
     -Record  Owner


     As of May 30, 1997 the Directors and Officers of the Company, as a group, owned less than 1% of the equity securities of each of the Funds of the Company.

2. By adding the following performance information under the heading "Performance Information-Total Return" on page 31:

  For the period from commencement of operations on December 31, 1996 through May 31, 1997, the cumulative total returns (assuming fee waivers) of the KeyChoiceFunds were:

  KeyChoice Growth Fund                                  7.40%
  KeyChoice Moderate Growth Fund                         5.75%
  KeyChoice Income and Growth Fund                       4.33%

  For the quarterly period, beginning February 28, 1997 and ended May 31, 1997, the cumulative total returns (assuming fee waivers) of the KeyChoice Funds were:

  KeyChoice Growth Fund                                  5.61%
  KeyChoice Moderate Growth Fund                         3.17%
  KeyChoice Income and Growth Fund                       3.19%

  For the monthly period, beginning April 30, 1997 and ended May 31, 1997, the cumulative total returns (assuming fee waivers) of the KeyChoice Funds were:

  KeyChoice Growth Fund                                  6.28%
  KeyChoice Moderate Growth Fund                         4.78%
  KeyChoice Income and Growth Fund                       3.40%

3. By adding the following performance information under the heading "Performance Information--Standardized Yields" on Page 31:

  "For the thirty day-period ended May 31, 1997, the standardized yield of the KeyChoice Growth Fund was: 1.53% (with waivers) and 1.43% (without waivers).

  For the thirty day-period ended May 31, 1997, the standardized yield of the KeyChoice Moderate Growth Fund was: 2.69% (with waivers) and 2.59% (without waivers).

  For the thirty day-period ended May 31, 1997, the standardized yield of the KeyChoice Income and Growth Fund was: 3.97% (with waivers) and 3.86% (without waivers)."

4. By deleting the reference under the heading "Independent Accountants and Reports" on page 37 to Price Waterhouse LLP and replacing it with the following:

       Coopers & Lybrand LLP, 100 East Broad Street, Suite 2100, Columbus, Ohio 43215

5. By adding the following language under the heading "Independent Accountants and Reports" on page 37:

       Incorporated by reference into this Statement of Additional Information are the unaudited financial statements and schedules for the KeyChoice Funds for the period from commencement of operations on December 31, 1997 through May 31, 1997.




The Statement of Additional Information for KeyChoice Growth Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund, dated December 16, 1996, as filed with the Securities and Exchange Commission in Post-Effective Amendment No. 28 (SEC File No. 2-84920) on December 16, 1996, is incorporated by reference herein.






May 31, 1997
(Unaudited)

KEYCHOICE GROWTH FUND

Statement of Investments


SECURITY                                                      SHARES OR               VALUE
DESCRIPTION                                                   PRINCIPAL AMOUNT


MUTUAL FUNDS (99.7%):

Equity Funds (79.3%):

  Victory Value Fund                                          3 ,787                  $ 60,057

  Victory Diversified Stock Fund                                3,641                    60,081

  Victory Growth Fund                                            254                     4,298

  Victory Special Value Fund                                   2,552                    38,941

  PBHG Growth Fund                                             1,269                    30,152

  Neuberger & Berman Genesis Fund                              2,937                    39,244

  Victory Special Growth Fund                                  1,638                    22,078

  Victory International Growth Fund                            6,497                    88,159

                                                                                       343,010

Fixed Income/Bond Funds (14.9%):

  SBSF Convertible Securities Fund                             1,603                    21,492

  Victory Investment Quality Bond Fund                         4,515                    42,807

                                                                                        64,299

Money Market Funds (5.5%):

  Victory Financial Reserves Fund                             23,670                    23,670

Total Investments (cost $406,761)<F1>                           99.7%                  430,979

Other assets less liabilities                                    0.3%                    1,363

TOTAL                                                          100.0%                 $432,342


Percentages are based on net assets of $432,342.

<F1> Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation                      $24,508
     Unrealized depreciation                         (290)
     Net unrealized appreciation                  $24,218



See accompanying Notes to Financial Statements


May 31, 1997
(Unaudited)

KEYCHOICE MODERATE GROWTH FUND

Statement of Investments


SECURITY                                                      SHARES OR               VALUE
DESCRIPTION                                                   PRINCIPAL AMOUNT


MUTUAL FUNDS (100.0%):

Equity Funds (59.4%):

  Victory Value Fund                                          22,395                  $  355,181

  Victory Diversified Stock Fund                               17,621                     290,752

  Victory Growth Fund                                          3,819                      64,540

  Victory Special Value Fund                                  12,907                     196,960

  PBHG Growth Fund                                             6,855                     162,866

  Neuberger & Berman Genesis Fund                             17,269                     230,716

  Victory Special Growth Fund                                  9,901                     133,471

  Victory International Growth Fund                           34,692                     470,768

                                                                                       1,905,254

Fixed Income/Bond Funds (35.7%):

  SBSF Convertible Securities Fund                            11,969                     160,503

  Loomis Sayles Bond Fund                                     10,129                     127,118

  Victory Investment Quality Bond Fund                        56,995                     540,313

  Victory Intermediate Income Fund                            20,200                     190,287

  Victory Fund for Income                                     13,126                     126,933

                                                                                       1,145,154

Money Market Funds (4.9%):

  Victory Financial Reserves Fund                            157,002                     157,002

Total Investments (cost $3,082,205)<F1>                        100.0%                  3,207,410

Other assets less liabilities                                    0.0%                        873

TOTAL                                                          100.0%                 $3,208,283

Percentages are based on net assets of $3,208,283.

<F1> Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation                       $128,692
     Unrealized depreciation                         (3,487)
     Net unrealized appreciation                   $125,205


See accompanying Notes to Financial Statements


May 31, 1997
(Unaudited)

KEYCHOICE INCOME & GROWTH FUND

Statement of Investments



SECURITY                                                      SHARES OR               VALUE
DESCRIPTION                                                   PRINCIPAL AMOUNT


MUTUAL FUNDS (99.6%):

Equity Funds (34.0%):

  Victory Value Fund                                           1,480                $ 23,472

  Victory Diversified Stock Fund                                1,656                  27,330

  Victory Growth Fund                                            231                   3,902

  Victory Special Value Fund                                     781                  11,922

  PBHG Growth Fund                                               497                  11,817

  Neuberger & Berman Genesis Fund                              1,194                  15,945

  Victory Special Growth Fund                                    600                   8,087

  Victory International Growth Fund                            2,243                  30,434

                                                                                     132,909

Fixed Income/Bond Funds (60.6%):

  SBSF Convertible Securities Fund                             2,893                  38,795

  Loomis Sayles Bond Fund                                      2,791                  35,032

  Victory Investment Quality Bond Fund                         9,444                  89,533

  Victory Intermediate Income Fund                             4,537                  42,740

  Victory Fund for Income                                      3,216                  31,096

                                                                                     237,196

Money Market Funds (5.0%):

  Victory Financial Reserves Fund                             19,553                  19,553

Total Investments (cost $379,935)<F1>                           99.6%                389,658

Other assets less liabilities                                    0.4%                  1,371

TOTAL                                                          100.0%               $391,029


Percentages are based on net assets of $391,029.

<F1> Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation                      $10,320

     Unrealized depreciation                         (597)

     Net unrealized appreciation                  $ 9,723


See accompanying Notes to Financial Statements


The Key Mutual Funds

Statements of Assets and Liabilities

May 31, 1997
(Unaudited)


                                                         KeyChoice        KeyChoice             KeyChoice
                                                         Growth           Moderate Growth       Income & Growth
                                                         Fund             Fund                  Fund


ASSETS:

Investments, at value
  (cost $406,761, $3,082,205, & $379,935)                $430,979         $3,207,410            $389,658

Dividend and interest receivable                               93                640                  87

Deferred organization costs                                47,035             47,035              47,035

Prepaid expenses and other assets                           3,402              2,365               3,416

    Total Assets                                          481,509          3,257,450             440,196

LIABILITIES:

Payable for organization costs                             49,167             49,167              49,167

Accrued expenses and other liabilities:
    Investment advisory fees                                   --                 --                  --

    Administration fees                                        --                 --                  --

    Custodian, accounting and transfer agent fees              --                 --                  --

    Total Liabilities                                      49,167             49,167              49,167

NET ASSETS-Applicable for 40,405, 304,759 and
  37,809 shares, respectively, of common stock
  outstanding (1 billion shares per fund authorized))    $432,342         $3,208,283            $391,029

NET ASSETS:

Paid in Capital                                           401,844          3,061,570             377,313

Undistributed net investment income                           532             13,600               1,791

Net unrealized appreciation on investments                 24,218            125,205               9,723

Accumulated undistributed net realized
  gains from investment transactions                        5,748              7,908               2,202

    Net Assets                                           $432,342         $3,208,283            $391,029

Net asset value-offering and redemption
  price per share                                        $  10.70         $    10.53            $  10.34


See accompanying Notes to Financial Statements





The Key Mutual Funds

Statement of Operations

For the period ended
May 31, 1997<F1>
(Unaudited)


                                                         KeyChoice        KeyChoice             KeyChoice
                                                         Growth           Moderate Growth       Income & Growth
                                                         Fund             Fund                  Fund


Investment Income:

Dividend income                                          $   851          $ 20,771              $ 3,651

Interest income                                              267             2,256                  335

    Total Income                                           1,118            23,027                3,986

Expenses:

Investment advisory fees                                     177             1,513                  209

Administration fees                                        2,271             2,288                2,273

Accounting fees                                           13,511            13,511               13,755

Custodian fees                                             2,340             2,340                2,400

Legal and audit fees                                       1,926             2,686                1,980

Organization costs                                         2,965             2,965                2,965

Trustees' fees and expenses                                   --               91                    1

Transfer agent fees                                        2,483             2,483                2,483

Registration and filing fees                                6,625             7,281                6,783

Other expenses                                                49               921                   82

    Total expenses before expense reimbursements          32,347            36,079               32,931

    Less: Expense waivers and reimbursements             (32,171)          (34,565)             (32,723)

    Net Expenses                                             176             1,514                  208

Net Investment Income                                        942            21,513                3,778

Realized Gains from Investments:

Net realized gains from investment transactions            5,748             7,908                2,202

Net change in unrealized appreciation
  on investments                                          24,218           125,205                9,723

Net realized/unrealized gains on investments              29,966           133,113               11,925

Change in net assets resulting from operations           $30,908          $154,626              $15,703


<F1>For the period December 31, 1996 (commencement of operations) through May 31, 1997.


See accompanying Notes to Financial Statements





Key Mutual Funds

Statement of Changes in Net Assets

For the period ended
May 31, 1997<F1>
(Unaudited)



                                                         KeyChoice        KeyChoice             KeyChoice
                                                         Growth           Moderate Growth       Income & Growth
                                                         Fund             Fund                  Fund


From Investment Activities

Operations:

  Net investment income                                  $    942         $   21,513            $  3,778

  Net realized gains from investment transactions           5,748              7,908               2,202

  Net change in unrealized appreciation
    from investments                                       24,218            125,205               9,723

Change in net assets resulting from operations             30,908            154,626              15,703

Dividends to Shareholders:

  From net investment income                                 (410)            (7,913)             (1,987)

Capital Stock Transactions:

  Proceeds from shares issued                             414,762          3,572,865             377,339

  Dividends reinvested                                        410              7,079               1,986

  Cost of shares redeemed                                 (13,328)          (518,374)             (2,012)

Change in net assets from capital
  stock transactions                                      401,844          3,061,570             377,313

Change in net assets                                      432,342          3,208,283             391,029

Net Assets:

  Beginning of period                                          --                 --                  --

  End of period                                          $432,342         $3,208,283            $391,029

Share Transactions:

  Issued                                                   41,631            354,415              37,808

  Reinvested                                                   41                702                 199

  Redeemed                                                 (1,268)           (50,359)               (199)

Change in shares                                           40,404            304,758              37,808






<F1> For the period December 31, 1996 (commencement of operations) through May 31, 1997.


See accompanying Notes to Financial Statements



THE KEY MUTUAL FUNDS

FINANCIAL HIGHLIGHTS


                                                                         KeyChoice               KeyChoice
                                                   KeyChoice             Moderate                Income &
                                                   Growth Fund<F2>       Growth Fund<F2>         Growth Fund<F2>

                                                   Period                Period                  Period
                                                   Ended May 31,         Ended May 31,           Ended May 31,
                                                   1997                  1997                    1997


Net Asset Value, Beginning of Period               $ 10.00               $ 10.00                 $ 10.00

Investment Activities

  Net investment income                               0.05                  0.09                    0.14

  Net realized and unrealized gains
    from investment transactions                      0.69                  0.48                    0.29

    Total from Investment Activities                  0.74                  0.57                    0.43

Distributions

  Net investment income                              (0.04)                (0.04)                  (0.09)

Net Asset Value, End of Period                     $ 10.70               $ 10.53                 $ 10.34

Total Return                                          7.40%<F3>             5.75%<F3>               4.33%<F3>

Ratios/Supplemental Data:

Net Assets, End of Period (000)                    $   432               $ 3,208                 $   391

Ratio of expenses to average net assets               0.20%<F4>             0.20%<F4>               0.20%<F4>

Ratio of net investment income
  to average net assets                               1.05%<F4>             2.81%<F4>               3.58%<F3>

Ratio of expenses to average
  net assets<F1>                                     36.04%<F4>             4.71%<F4>              31.17%<F4>

Ratio of net investment income
  to average net assets<F1>                         -34.79%<F4>            -1.71%<F4>             -27.40%<F4>

Portfolio Turnover                                   63.27%                64.13%                  44.96%

Average Commission Rate per share                       --                    --                      --






<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> For the period December 31, 1996 (commencement of operations)through May 31, 1997.

<F3> Not annualized.

<F4> Annualized.


See accompanying Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS

May 31, 1997

KEY MUTUAL FUNDS

1. Organization:

The KeyFunds (collectively, the "Company") were organized on May 26, 1983, and are registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Maryland Corporation. The Company, incorporated under the name SBSF Funds, Inc., is currently doing business under the name "Key Mutual Funds." The Company has 25 billion authorized shares of $.01 par value capital stock. The Company presently offers shares of the Key Stock Index Fund, SBSF Fund, SBSF Convertible Securities Fund, SBSF Capital Growth Fund, Key Money Market Mutual Fund, KeyChoice Growth Fund, KeyChoice Moderate Growth Fund, and KeyChoice Income & Growth Fund. The accompanying financial statements refer only to the KeyChoice Growth Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund (collectively, the "KeyChoice Funds"). The KeyChoice Funds commenced operations on December 31, 1996.

The investment objective of the KeyChoice Growth Fund is to seek to provide growth of capital by allocating its assets primarily among registered investment companies that invest in equity securities. The investment objective of the KeyChoice Moderate Growth Fund is to seek to provide growth of capital combined with a moderate level of current income by allocating its assets primarily among registered investment companies that invest in equity securities and, to a lesser extent, fixed income securities. The investment objective of the KeyChoice Income and Growth Fund is to seek to provide current income combined with moderate growth of capital by allocating its assets primarily among registered investment companies that invest in fixed income securities and, to a lesser extent, equity securities.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the KeyChoice Funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments in registered investment companies are valued at the closing net asset value per share on the day of valuation. Short-term investments with maturities of sixty days or less are valued at amortized cost, which approximates market value.

Securities Transactions and Related Income:

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by using the specific identification method.


Repurchase Agreements:

The Funds may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the KeyChoice Fund's investment adviser deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the KeyChoice Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the KeyChoice Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, expiring capital loss carry forwards and deferrals of certain losses. Permanent book and tax basis differences are reflected in the components of net assets.

Federal Income Taxes:

It is the policy of the KeyChoice Funds to continue to qualify as regulated investment companies by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Organizational Expense:

Costs incurred in connection with the organization of the KeyChoice Funds are being amortized on a straight-line basis over a period not to exceed sixty months from the date the Funds commenced operations.

Other:

Expenses that are directly related to the KeyChoice Funds are charged directly to those Funds. Other operating expenses of the KeyChoice Funds are prorated to each KeyChoice Fund on the basis of relative net assets or other appropriate basis.

3. Purchases and Sales of Securities:

 Purchases and sales of securities (excluding short-term securities) for the period ended May 31, 1997 were as follows (amounts in thousands):





                                          Purchases        Sales


  KeyChoice Growth Fund                   $  609           $  135
  KeyChoice Moderate Growth Fund           4,504            1,285
  KeyChoice Income and Growth Fund           675              114


4. Related Party Transactions:



The investment adviser to the KeyChoice Funds is Key Asset Management Inc. ("KAM" or the "Adviser"), a New York corporation that is registered as an investment adviser with the SEC. The Adviser is a wholly owned subsidiary of KeyBank National Association, which is a wholly owned subsidiary of KeyCorp. On February 28, 1997, KAM became the surviving corporation after the reorganization of the following four indirect investment adviser subsidiaries of KeyCorp: Spears, Benzak, Salomon & Farrell, Inc., KeyCorp Mutual Fund Advisers, Inc., Society Asset Management, Inc., and Applied Technology Investments, Inc. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees equal to an annual rate of 0.20% of each of the KeyChoice Fund's average daily net assets. KeyTrust Company of Ohio, N.A., an affiliate of the adviser, serving as custodian for all of the KeyChoice Funds, received reimbursement of actual out-of-pocket expenses incurred.

BISYS Fund Services (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor of the KeyChoice Funds. Certain officers of the KeyChoice Funds are affiliated with BISYS. Such officers receive no direct payments or fees from the KeyChoice Funds for serving as officers of the KeyChoice Funds.

Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.01% of the average daily net assets of each of the KeyChoice Funds with a minimum of $12,000 per fund per year. BISYS Fund Services, Ohio Inc., an affiliate of BISYS, serves the KeyChoice Funds as Mutual Fund Accountant. Under the terms of the Fund Accounting Agreement, the fee is based on a percentage of average daily net assets with a minimum monthly fee of $1,666.66 per fund.

Fees may be voluntarily reduced to assist the KeyChoice Funds in maintaining competitive expense ratios.

Additional information regarding related party transactions is as follows for the period ended May 31, 1997:






                                    Investment Advisory Fees        Expense Reimbursements
                                    Voluntarily Reduced


KeyChoice Growth                    $ 90                            $32,081
KeyChoice Moderate Growth           $765                            $33,800
KeyChoice Income and Growth         $106                            $32,617


                                     PART C
                               OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits.

(a)     Financial Statements:
        Included in Part A for the corresponding Funds:
              Financial Highlights

Incorporated by reference in the Part B for SBSF Fund, SBSF Convertible
        Securities Fund, SBSF Capital Growth Fund and Key Money Market Mutual Fund are audited Financial Statements, including:
        Statements of Investments, November 30, 1996
        Statements of Assets and Liabilities, November 30, 1996
        Statements of Operations, November 30, 1996
        Statements of Changes in Net Assets for the years ended November 30, 1996 and 1995
        Financial Highlights
        Notes to Financial Statements
        Report of Independent Accountants dated January 15, 1997

Incorporated by reference in the Part B for Key Stock Index Fund are audited Financial Statements for the period from July 1, 1996 (commencement of operations) through November 30, 1996, including:
        Statement of Investments, November 30, 1996
        Statement of Assets and Liabilities, November 30, 1996
        Statement of Operations, November 30, 1996
        Statement of Changes in Net Assets for the period ended November
        30, 1996
        Financial Highlights
        Notes to Financial Statements
        Report of the Independent Accountants, dated January 15, 1997

Incorporated by reference in the Part B for KeyChoice Growth Fund,
        KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund are unaudited Financial Statements for the period from December 31, 1996 (commencement of operations) through May 31, 1997 including:

To be filed when available:

        Financial statements with respect to Key International Index Fund

(b) Exhibits:

1(a)    Articles of Incorporation, as amended and supplemented
        (filed on January 31, 1996 as Exhibit 1 to Post-Effective Amendment No. 16 and incorporated herein by reference).

(b) Articles Supplementary to Articles of Incorporation (filed on June 11, 1996 as Exhibit 1(a) to Post-Effective Amendment No. 23 and incorporated herein by reference).

(c)     Articles of Amendment (filed on July 12, 1996 as Exhibit
        1(a) to Post-Effective Amendment No. 24 and incorporated herein by reference).

(d) Articles of Amendment to Articles of Incorporation (filed on December 16, 1996 as Exhibit 1(d) to Post-Effective Amendment No. 28 and incorporated herein by reference).

2 By-Laws, as Amended and Restated August 14, 1996 (filed on December 16, 1996 as Exhibit 2 to Post-Effective Amendment No. 28 and incorporated herein by reference).





3       Not Applicable.

4       Not Applicable.

5(a)    Investment Advisory Agreement (for SBSF Fund, SBSF Money
        Market Fund, SBSF Convertible Securities Fund and SBSF Capital Growth Fund filed on December 16, 1996 as Exhibit 5(a) to Post-Effective Amendment No. 28 and incorporated herein by reference).

(b) Investment Advisory Agreement (for Key Stock Index Fund and Key International Index Fund filed on December 16, 1996 as
        Exhibit 5(b) to Post-Effective Amendment No. 28 and incorporated herein by reference).

(c)     Asset Management Agreement (for KeyChoice Growth Fund,
        KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund filed on December 16, 1996 as Exhibit 5(c) to Post-Effective Amendment No. 28 and incorporated herein by reference).

6(a)    Distribution Agreement (filed on December 16, 1996 as
        Exhibit 6(a) to Post-Effective Amendment No. 28 and incorporated herein by reference).

 (a)(1) Amendment No. 1 to Distribution Agreement (or KeyChoice Growth Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund filed on December 16, 1996 as Exhibit 6(a)(1) to Post-Effective Amendment No. 28 and incorporated herein by reference).

7       Not Applicable.

8(a)    Mutual Fund Custody Agreement (filed on January 31, 1996 as
        Exhibit 8(a)(ii) to Post-Effective Amendment No. 16 and incorporated herein by reference).

(b) Amendment No. 1 to Mutual Fund Custody Agreement (filed on December 16, 1996 as Exhibit 8(b) to Post-Effective Amendment No. 28 and incorporated herein by reference).

(c) Amendment No. 2 to Mutual Fund Custody Agreement (filed on December 16, 1996 as Exhibit 8(c) to Post-Effective Amendment No. 28 and incorporated herein by reference).

(d) Transfer Agency Agreement (filed on December 16, 1996 as Exhibit 8(d) to Post-Effective Amendment No. 28 and incorporated herein by reference).

9(a)    Administration Agreement (for SBSF Fund, Key Money Market
        Mutual Fund, SBSF Convertible Securities Fund and SBSF Capital Growth Fund filed on December 16, 1996 as Exhibit 9(a) to Post-Effective Amendment No. 28 and incorporated herein by reference).

(b)     Administration Agreement (for Key Stock Index Fund and
        Key International Index Fund filed on December 16, 1996 as Exhibit 9(b) to Post-Effective Amendment No. 28 and incorporated herein by reference).

(b)(1)  Amendment No. 1 to Administration Agreement (for KeyChoice
        Growth Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund filed on December 16, 1996 as Exhibit 9(b)(1) to Post-Effective Amendment No. 28 and incorporated herein by reference).

 (c)     Sub-Administration Agreement (for SBSF Fund, SBSF Money
        Market Fund, SBSF Convertible Securities Fund and SBSF Capital Growth Fund filed on December 16, 1996 as Exhibit 9(c) to Post-Effective Amendment No. 28 and incorporated herein by reference).

(d)     Fund Accounting Agreement (for Key Stock Index Fund and
        Key International Index Fund filed on December 16, 1996 as Exhibit 9(d) to Post-Effective Amendment No. 28 and incorporated herein by reference).

(d)(1)  Amendment No. 1 to Fund Accounting Agreement (for
        KeyChoice Growth Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund filed on December 16, 1996 as Exhibit 9(d)(1) to Post-Effective Amendment No. 28 and incorporated herein by reference).

10      Opinion and consent of counsel, filed herewith.

11      Consent of Independent Accountants, Coopers & Lybrand LLP
        (Columbus), filed herewith.

12      Not Applicable.

13      Not Applicable.

14      Not Applicable.

15(a)   Plan of Distribution pursuant to Rule 12b-1 (for SBSF
        Fund, SBSF Convertible Securities Fund, SBSF Capital Growth Fund, Key Money Market Mutual Fund and Key International Index Fund filed on June 11, 1996 as Exhibit 15(c) to Post-Effective Amendment No. 23 and incorporated herein by reference).

(b) Plan of Distribution pursuant to Rule 12b-1 (for KeyChoice Growth Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund filed on December 16, 1996 as Exhibit 15(b) to Post-Effective Amendment No. 28 and incorporated herein by reference).

 (c) Shareholder Servicing Plan and related form of Shareholder Servicing Agreement (for SBSF Fund, SBSF Convertible
        Securities Fund, SBSF Capital Growth Fund, Key Money Market Mutual Fund and Key International Index Fund filed on June 11, 1996 as
        Exhibit 15(d) to Post-Effective Amendment No. 23 and incorporated herein by reference).

(d) Shareholder Servicing Plan and related form of Shareholder Servicing Agreement (for KeyChoice Growth Fund, KeyChoice Moderate Growth Fund, and KeyChoice Income and Growth Fund filed on December 16, 1996 as Exhibit 15(d) to Post-Effective Amendment No. 28 and incorporated herein by reference).

16      Computation of performance quotations (for KeyChoice Growth
        Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth
        Fund), filed herewith.

17 Financial Data Schedules (for KeyChoice Growth Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund), filed herewith.

18      Not Applicable.





ITEM 25. Persons Controlled by or Under Common Control With Registrant.

     No person is controlled by or under common control with Registrant.

ITEM 26. Number of Holders of Securities.

     Number of Record Holders as of May 30, 1997: SBSF Fund, 1,427 record holders; SBSF Convertible Securities Fund, 747 record holders; SBSF Capital Growth Fund, 498 record holders; Key Money Market Mutual Fund, 500 record holders; Key Stock Index Fund, 221 record holders; KeyChoice Growth Fund, 15 record holders; KeyChoice Moderate Growth Fund, 11 record holders; and KeyChoice Income and Growth Fund,
8 record holders.

ITEM 27. Indemnification.

     The Corporation shall indemnify directors, officers, employees and agents of the Corporation against judgments, fines, settlements and expenses (including attorney's fees) to the fullest extent authorized, and in the manner permitted, by applicable federal and state law, except that such indemnification will not be permitted if, in the opinion of the Board of Directors, such indemnification would be inconsistent with the position of the staff of the Commission in its interpretive releases relating to matters of indemnification, including Investment Company Act Release No. 11330 (September 4,
1980) for so long as such releases remain the position of the staff of the Commission. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

ITEM 28. Business and Other Connections of Investment Adviser.

     See information set forth under the caption "Investment Adviser" in the Prospectus and the Statement of Additional Information.

     Key Asset Management Inc. ("KAM") is the investment adviser to the Registrant's several series. KAM is a wholly owned subsidiary of KeyBank National Association and an indirect wholly owned subsidiary of KeyCorp. To the knowledge of Registrant, none of the directors or officers of KAM is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except as is set forth in KAM'S Form ADV, which is incorporated herein by reference (SEC File No. 801-46878), and except that certain directors and officers of KAM also hold positions with KeyCorp or its subsidiaries.


ITEM 29. Principal Underwriters.

   (a) BISYS Fund Services Limited Partnership ("BISYS") serves as distributor and administrator for the Registrant. BISYS also distributes the securities of the American Performance Funds, the AmSouth Mutual Funds, The ARCH Fund, Inc., The BB&T Mutual Funds Group, The Coventry Group, Empire Builder Tax Free Bond Fund, First Choice Funds Trust, Fountain Square Funds, HSBC Family of Funds, The Highmark Group, The Infinity Mutual Funds, Inc., Intrust Funds, The Kent Funds, the MarketWatch Funds, Mirtle Callaghan Trust, the MMA Praxis Mutual Funds, M.S.D.&T. Funds, Meyers Sheppard Investment Trust, Minerva Fund, the Pacific Capital Funds, the Parkstone Group of Funds, The Parkstone Advantage Funds, Pegasus Funds, the Qualivest Funds, The Republic Funds, The Republic Advisors Funds Trust, The Riverfront Funds, Inc., Sefton Funds, The Sessions Group, Summit Investment Trust, The Time Horizon Funds and The Victory Portfolios, each of which is an open-end management investment company.



   (b)   Partners of BISYS, as of November 30, 1996, were as follows:


Name and Principal                Positions and Officer with    Positions and
Office with Business Address       BISYS Fund Services          Registrant

BISYS Fund Services, Inc.         Sole General Partner          None
3435 Stelzer Road
Columbus, OH 43219

WC Subsidiary Corporation         Sole Limited Partner          None
150 Clove Road
Little Falls, N.J. 07424

The BISYS Group, Inc.             Sole Shareholder              None
150 Clove Road
Little Falls, N.J. 07424

ITEM 30. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of:

     (1)     Key Mutual Funds, 127 Public Square, Cleveland, Ohio 44114;

     (2) BFDS, Two Heritage Drive, Quincy, MA 02071 (records relating to its functions as dividend disbursing agent and servicing agent);

     (3) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as Administrator, Distributor and Fund Accountant);

     (4) Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio, 44114 (records relating to its functions as Custodian); and

     (5) Key Asset Management Inc., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as Investment Adviser).


ITEM 31. Management Services.

     Other than as set forth under the captions "Investment Adviser" and "Administrator" in Parts A and B of the Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 32. Undertakings.

     (a) Not applicable.

     (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, when such annual report is issued, containing information called for by Item 5A of Form N-1A, upon request and without charge.

     (c) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



                                 SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Columbus, and State of Ohio, on the 27th day of June, 1997.

                                            SBSF FUNDS, INC.

                                            By:     *
                                               Leigh A. Wilson
                                                  President

                                            By: /s/ Scott A. Englehart
                                                Scott A. Englehart
                                                * Attorney-in-Fact


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following individuals in the capacities indicated on the date indicated.






Signature               Title                              Date

*                       President and Director
Leigh A. Wilson         (Principal Executive Officer)       June 27, 1997

*
Eugene J. McDonald      Director                           June 27, 1997

*
Frank A. Weil           Non-Executive Chairman and
                        Director                           June 27, 1997

*
Edward P. Campbell      Director                           June 27, 1997

*
Kevin L. Martin         Treasurer (Principal Financial
                        Officer and Principal
                        Accounting Officer)                 June 27, 1997


/s/ Scott A. Englehart
Scott A. Englehart
*Attorney-in-Fact

*Executed pursuant to powers of attorney, filed as an exhibit to Post-Effective Amendment No. 30 and incorporated by reference herein.








                              INDEX TO EXHIBITS


Exhibit No.        Description of Exhibit

EX-99.B10          Opinion of Counsel
EX-99.B11          Consent of Independent Accountants,
                   Coopers & Lybrand LLP
EX-99.B16          Computation of performance quotations
EX-99.B27          Financial Data Schedules
